Accounting Policies - Principles of Consolidation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 subsidiary	Dec. 31, 2012	Dec. 31, 2011
Schedule of Summary of Significant Accounting Policies [Line Items]
Number of subsidiaries									2
Guarantee and commitment fees	$ 6,768	$ 6,819	$ 6,759	$ 6,612	$ 6,568	$ 6,401	$ 6,064	$ 5,930	$ 26,958	$ 24,963	$ 24,821
FMMSC [Member]
Schedule of Summary of Significant Accounting Policies [Line Items]
Guarantee and commitment fees									$ 10,900	$ 10,300	$ 9,000